(a) Investments in entities under joint control - Summary Of Investment In Joint Control That Are Accounted Using Equity Method (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Abha Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance	₨ 89	₨ 84
Addition during the year		15
Share in loss of jointly controlled entity	(7)	(10)
Acquired during the year	(82)
Closing balance		89
Heramba Renewables Limited
Disclosure of joint ventures [line items]
Opening balance	170	156
Addition during the year		30
Share in loss of jointly controlled entity	(14)	(16)
Acquired during the year	(156)
Closing balance		170
Aalok Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance	91	86
Addition during the year		14
Share in loss of jointly controlled entity	(7)	(9)
Acquired during the year	(84)
Closing balance		91
Shreyas Solarfarms Limited
Disclosure of joint ventures [line items]
Opening balance	174	163
Addition during the year		29
Share in loss of jointly controlled entity	(17)	(18)
Acquired during the year	₨ (157)
Closing balance		₨ 174